RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Net amounts charged to related party	$ 4,059	$ 5,039	$ 2,847
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	793	738	795
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	681	933	957
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	0	0	150
Northern Drilling Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	28	0	0
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	$ 2,557	$ 3,368	$ 945